Derivatives	12 Months Ended
Dec. 31, 2024
Derivatives
Derivatives
12.	Derivatives

During the years presented, the Company’s derivatives were all embedded forward contracts to receive or deliver a fixed amount of cryptocurrency in the future.

Impact of derivatives on the Consolidated Balance Sheets

The following table summarizes the balance sheet impact of derivative instruments outstanding as of December 31, 2024 and December 31, 2023 as measured in U.S. dollar equivalents, none of which were designated as hedging instruments at December 31, 2024:

		Derivative
Consolidated Balance Sheets Location	Notional	Fair Value	Total
December 31, 2024
Prepayments and other current assets (1)	92	161	253
Cryptocurrency receivable	46,856	22,726	69,582
Accounts payable (1)	2,528	67	2,595
Accrued liabilities and other current liabilities (1)	5,995	1,568	7,563
Long-term loans (1)	14,015	(16)	13,999
December 31, 2023
Prepayments and other current assets	92	21	113
Accrued liabilities and other current liabilities (1)	4,503	2,682	7,185
(1)	Represents the portion of the Consolidated Balance Sheet line item that is denominated in cryptocurrency.

Impact of derivatives on the Consolidated Statements of Comprehensive Income (Loss)

Change in fair value of derivative instruments recorded in the Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the year ended
	December 31,
	2023*	2024
Prepayments and other current assets	21	140
Cryptocurrency receivable	—	22,726
Accounts Payable	—	(629)
Accrued liabilities and other current liabilities	(2,643)	(4,647)
Long-term loans	—	16
Total	(2,622)	17,606

*For the year ended December 31, 2023, changes in fair value were recorded in other income, net in the Consolidated Statements of Comprehensive Income (Loss).

The Company’s derivative assets and liabilities measured and recorded at fair value on a recurring basis are classified within Level 2 of the fair value hierarchy. The Company has valued all Level 2 assets and liabilities based on quoted market prices for the underlying cryptocurrency.